Document and Entity Information	Jun. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001671858
Document Type	8-K
Document Period End Date	Jun. 10, 2022
Entity Registrant Name	Silverback Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39756
Entity Tax Identification Number	81-1489190
Entity Address, Address Line One	500 Fairview Ave N
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	456-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SBTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false